SIGNIFICANT RELATED PARTY TRANSACTIONS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Borrowings	¥ 36,348,000	¥ 36,348,000
Prepayments under current assets	20,264,000	640,000
Wong Kung Tok [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Proceeds from borrowings, classified as financing activities	35,057,000	35,057,000
Sound Treasure Limited [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Borrowings	1,160,000	1,160,000	$ 167,000	$ 167,000
Alex Ng [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Borrowings	131,000,000	¥ 131,000,000	$ 20,000,000	$ 20,000,000
Anhui Zhongiun [Member]
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Consultancy Fees	8,840,000
Expensed during the year	5,993,000
Prepayments under current assets	2,847,000
Amounts receivable, related party transactions	1,460,000
Revenue from rendering of services, related party transactions	1,378,000
Value added tax receivables	82,000
Lianjie
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Line Items]
Total amount incurred in cost of revenue	36,929,000
Total amount paid for cost of revenue incurred	34,364,000
Trade accounts payable	¥ 2,565,000